Long Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term Debt, by Maturity [Abstract]
June 30, 2013	$ 246,667
June 30, 2014	594,167
June 30, 2015	176,667
June 30, 2016	1,143,332
June 30, 2017 and thereafter	522,500
Total principal payments	2,683,333
Less: Financing Fees	(40,942)	(43,402)
Total debt	$ 2,642,391	$ 2,735,765